Earnings per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit and weighted average number of common shares
Profit for the period attributable to the Owners of the Group, basic	$ 122,951,543	$ 108,863,270	$ 145,251,024
Profit for the period attributable to the Owners of the Group, diluted	$ 122,951,543	$ 108,863,270	$ 145,251,024
Weighted average number of shares outstanding in the period, basic	32,575,740	32,194,108	32,194,108
Weighted average number of shares outstanding in the period, diluted	32,575,740	32,194,108	32,194,108
Earnings per share - basic	$ 3.77	$ 3.38	$ 4.51
Earnings per share - diluted	$ 3.77	$ 3.38	$ 4.51